Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 1,391	$ 342
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,566	376
Accumulated Amortization	175	34
Net Carrying Amount	$ 1,391	$ 342
Weighted Average Remaining Life	8 years 7 months 2 days	9 years